Balance Sheet Details (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment, Net [Abstract]
Lab equipment	$ 131,963	$ 131,963	$ 131,963
Total property and equipment, gross	131,963	131,963	131,963
Accumulated depreciation	(60,617)	(41,830)	(16,782)
Total property and equipment, net	$ 71,346	$ 90,133	$ 115,181